Other operating expenses	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Other Income and Expenses [Abstract]
Other operating expenses

14 Other operating expenses

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Marketing expenses	30,841	9,890	7,600
Professional fees	317,947	582,100	447,344
Travelling expenses	71,063	26,582	20,428
Other expenses	126,337	152,473	117,177
Total	546,188	771,045	592,549

14	Other operating expenses

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Consumable expenses	86,532	-	-
Marketing expenses	87,008	58,008	44,434
Professional fees	691,464	620,014	474,931
Travelling expenses	136,651	165,435	126,723
Other expenses	143,147	318,206	243,746
	1,144,802	1,161,663	889,834